SHARE-BASED PAYMENTS - Summary of the activity under the Share Option Scheme (Details) - Share Options Scheme [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Outstanding	61,760,202
Number of options - Granted	8,417,040
Number of options - Forfeited	(8,985,112)
Number of options - Exercised	(11,643,164)
Number of options - Outstanding	49,548,966		61,760,202
Number of options - Vested and expected	49,548,966
Number of options - Exercisable	29,571,662
Weighted- average exercise price - Outstanding	$ 0.07
Weighted- average exercise price - Granted	0.07
Weighted- average exercise price - Forfeited	0.07
Weighted- average exercise price - Exercised	0.07
Weighted- average exercise price - Outstanding	0.07		$ 0.07
Weighted- average exercise price - Vested and expected	0.07
Weighted- average exercise price - Exercisable	0.07
Weighted- average grant- date fair value - Outstanding	0.87
Weighted- average grant- date fair value - Forfeited	0.99
Weighted- average grant- date fair value - Granted	0.18	$ 3.15
Weighted- average grant- date fair value - Exercised	0.54
Weighted- average grant- date fair value - Outstanding	0.84		$ 0.87
Weighted- average grant- date fair value - Vested and expected	0.84
Weighted- average grant- date fair value - Exercisable	$ 0.50
Weighted- average remaining contractual term - Outstanding	6 years 4 months 13 days		6 years 7 months 9 days
Weighted- average remaining contractual term - Vested and expected	6 years 4 months 13 days
Weighted- average remaining contractual term - Exercisable	5 years 7 months 6 days
Aggregate intrinsic value - Outstanding	$ 0.22		$ 0.98
Aggregate intrinsic value - Vested and expected	0.22
Aggregate intrinsic value - Exercisable	$ 0.22